Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2045 Portfolio℠
March 31, 2026
VF-2045-NPRT1-0526
1.903286.116
Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	197,610	1,808,131
Fidelity International Bond Index Fund (a)	79,798	730,153
Fidelity Long-Term Treasury Bond Index Fund (a)	1,703,984	15,676,652
VIP Investment Grade Bond II Portfolio - Initial Class (a)	47,862	453,257
TOTAL BOND FUNDS (Cost $19,745,794)		18,668,193

Domestic Equity Funds - 51.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	420,863	23,606,190
VIP Equity-Income Portfolio - Initial Class (a)	622,924	18,768,715
VIP Growth & Income Portfolio - Initial Class (a)	792,864	25,990,085
VIP Growth Portfolio - Initial Class (a)	425,370	39,334,001
VIP Mid Cap Portfolio - Initial Class (a)	153,916	6,013,482
VIP Value Portfolio - Initial Class (a)	667,276	13,238,765
VIP Value Strategies Portfolio - Initial Class (a)	388,668	6,580,148
TOTAL DOMESTIC EQUITY FUNDS (Cost $112,187,262)		133,531,386

International Equity Funds - 41.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,102,651	34,168,078
VIP Overseas Portfolio - Initial Class (a)	2,745,792	72,406,522
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $90,867,737)		106,574,600

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $222,800,793)	258,774,179
NET OTHER ASSETS (LIABILITIES) - 0.0%	(36,075)
NET ASSETS - 100.0%	258,738,104

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	1,855,244	176,930	229,681	-	(3,398)	9,036	1,808,131	197,610
Fidelity International Bond Index Fund	206,400	563,014	33,357	-	51	(5,955)	730,153	79,798
Fidelity Long-Term Treasury Bond Index Fund	17,358,369	1,411,323	2,953,162	163,376	(2,859)	(137,019)	15,676,652	1,703,984
VIP Contrafund Portfolio - Initial Class	23,329,593	2,655,176	808,748	255,810	(21,901)	(1,547,930)	23,606,190	420,863
VIP Emerging Markets Portfolio - Initial Class	31,901,461	3,511,890	2,056,332	548,047	227,065	583,994	34,168,078	2,102,651
VIP Equity-Income Portfolio - Initial Class	18,913,485	1,600,343	2,204,328	165,859	33,293	425,922	18,768,715	622,924
VIP Government Money Market Portfolio - Initial Class	932,136	14,510	946,646	2,682	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	25,967,894	2,624,465	2,136,513	314,497	(16,003)	(449,758)	25,990,085	792,864
VIP Growth Portfolio - Initial Class	38,701,299	4,207,534	1,374,794	-	(61,206)	(2,138,832)	39,334,001	425,370
VIP Investment Grade Bond II Portfolio - Initial Class	2,008,380	188,651	1,755,498	336	(45,186)	56,910	453,257	47,862
VIP Mid Cap Portfolio - Initial Class	5,935,680	428,029	605,737	44,308	13,036	242,474	6,013,482	153,916
VIP Overseas Portfolio - Initial Class	69,760,952	9,277,169	3,573,235	1,058,433	(58,490)	(2,999,874)	72,406,522	2,745,792
VIP Value Portfolio - Initial Class	13,210,999	954,267	1,320,375	146,826	18,849	375,025	13,238,765	667,276
VIP Value Strategies Portfolio - Initial Class	6,544,648	343,776	732,651	-	36,084	388,291	6,580,148	388,668
	256,626,540	27,957,077	20,731,057	2,700,174	119,335	(5,197,716)	258,774,179

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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